PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 17, 2007	Nov. 05, 2004
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	5,005,461	4,972,178	4,130,732	3,919,535
Ctrip 2005 Option Plan
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	179,453	386,310
Number of ordinary shares reserved for future issuances of options						3,000,000
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	4,826,008	4,585,868
Number of ordinary shares authorized					1,000,000
Annual increase of number of ordinary shares authorized					1,000,000
Ctrip 2007 Incentive Plan | Stock options
Share-based compensation disclosures
Vesting period	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	625,006	1,472,449
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Restriction period	4 years
Restricted stock units outstanding (in shares)	865,408	1,058,608